CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
CONDENSED STATEMENTS OF CASH FLOWS
Net loss	$ (4,396,629)	$ (3,029,362)	$ (6,079,824)	$ (4,964,182)
Depreciation expense	10,577	10,981	22,521	143,406
Amortization expense	569,932	703,118
Finance fee	422,078	386,000	426,419	1,513,366
Change in allowance for doubtful accounts	110,520	137,676
Gain on sale of assets	13,778	0
Stock compensation expense	1,024,144	528,257	1,717,123	331,945
Non-cash interest expense	103,539	82,804	603,146	106,555
Accounts receivable	61,651	210,502	(47,479)	(467,353)
Prepaid expenses and other current assets	(203,949)	(87,673)	26,420	292,183
Right of use asset, net of lease liability	3,961	22,833	34,386	(136,659)
Accounts payable and accrued expenses	409,777	15,946	552,424	(33,560)
Deferred revenue	74,293	(20,419)	(6,572)	(55,389)
NET CASH USED IN OPERATING ACTIVITIES	(1,919,630)	(1,434,944)	(1,272,995)	(2,896,248)
Sale of capital assets	28,000	0
Purchase of capital assets	(178,150)	0	(4,153)	(55,027)
Additions to capitalized software	(359,758)	(129,898)	(289,812)	(245,541)
NET CASH USED IN INVESTING ACTIVITIES	(509,908)	(129,898)	(293,965)	(3,518,504)
CASH FLOWS FROM OPERATING ACTIVITIES
Net proceeds from debt	2,263,010	2,420,000	3,585,000	3,261,488
Payments on debt	(1,186,223)	(1,112,591)	(2,323,181)	(510,650)
Proceeds from issuance of common stock	540,000	350,000	450,000	2,776,230
Adjustments to reconcile net loss to net cash used in operating activities:
Purchase of common stock warrants	0	(22,500)	(100,000)
Stock issued for conversion of convertible debt	685,333	22,387	22,387	319,057
Amortization expense			1,269,564	1,287,853
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,302,120	1,657,296	1,691,306	6,478,940
NET CHANGE IN CASH	(127,418)	92,454	124,346	64,188
CASH AT BEGINNING OF THE PERIOD	196,153	71,807	71,807	7,619
CASH AT END OF THE PERIOD	68,735	164,261	196,153	71,807
Forgiveness of PPP loan				(330,047)
Change in allowance for doubtful accounts			261,717	0
Cash paid during the period for interest	348,941	301,644	696,355	0
Changes in assets and liabilities:
Prepaid expenses and other current assets	203,949	87,673	(26,420)	(292,183)
INVESTING ACTIVITIES
Cash portion of consideration paid to acquire Advantech			0	(1,773,056)
Cash portion of consideration paid to acquire Business Computer Systems			0	(94,880)
Cash portion of consideration paid to acquire Spectrum Technology Solutions			0	(1,350,000)
NET CASH USED IN INVESTING ACTIVITIES	(509,908)	(129,898)	(293,965)	(3,518,504)
FINANCING ACTIVITES
Conversion of fees for services payable			0	632,815
Proceeds from exercise of employee stock options			2,100	0
Repurchase of warrants for common stock			(45,000)	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	2,302,120	1,657,296	1,691,306	6,478,940
NET CHANGE IN CASH	$ (127,418)	$ 92,454	124,346	64,188
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Stock issued for acquisition of Advantech			0	500,000
Stock issued for acquisition of Business Computer Solutions			0	25,000
Stock issued for acquisition of Spectrum Technology Solutions			0	500,000
Stock issued for conversion of notes payable			22,387	63,846
Dividends to Common Stockholders			$ 1,794,704	$ 814,552